Nature of Operations and Summary of Significant Accounting Policies (Details)				1 Months Ended			3 Months Ended			12 Months Ended
	Feb. 03, 2015 USD ($) director $ / shares shares	Jul. 30, 2014 USD ($) director	Jul. 14, 2014 director $ / shares shares	Feb. 28, 2015 USD ($) director $ / shares shares	Jul. 31, 2014 USD ($) $ / shares shares	Jan. 31, 2014 USD ($) shares	Mar. 31, 2015 USD ($) contract $ / shares shares	Mar. 27, 2015 USD ($) $ / shares shares	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($) contract $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares
Nature of Operations and Summary of Significant Accounting Policies
Number of contracts | contract							385			348
Number of active contracts | contract							276			252
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Cumulative operating losses | $							$ (2,801,832)		$ (2,046,530)	$ (9,615,913)	$ (8,040,134)
Cash paid for acquisition | $									$ 1,125,000	2,125,000
Amount outstanding | $							5,224,795			4,782,538	7,171,252
Debt converted | $					$ 6,301,241	$ 986,793					$ 6,744,139
Conversion of debt, shares issued | shares					5,139,169	246,867					1,854,638
Proceeds from issuance of convertible preferred stock and warrants | $							2,200,000			3,000,000
Proceeds from issuance of convertible preferred stock | $							1,847,670			3,039,501
Allowance for doubtful accounts receivable | $							$ 15,000			25,000	$ 89,000
Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Proceeds from issuance of convertible preferred stock and warrants | $										$ 2,200,000
Convertible Preferred Stock Series A
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Issuance of shares (in shares) | shares							9,000			2,229,702
Share price (in dollars per share)							$ 1.50			$ 1.50
Convertible Preferred Stock Series A | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Issuance of shares (in shares) | shares										9,000
Share price (in dollars per share)										$ 1.50
Convertible Preferred Stock Series B
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Issuance of shares (in shares) | shares							2,065,891
Share price (in dollars per share)	$ 1.15						$ 1.15
Convertible Preferred Stock Series B | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Issuance of shares (in shares) | shares										2,065,891
Share price (in dollars per share)										$ 1.15
Note Payable Due April 2015
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Amount outstanding, including accrued interest | $							$ 583,000			$ 714,553
Notes Payable to Directors and Affiliates
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Amount outstanding | $							$ 1,850,000			$ 1,350,000	$ 2,350,000
Common Stock Warrants
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)					$ 1.88					$ 2.00
Period of warrant					5 years					5 years
Shares that may be purchased under warrant agreement | shares					3,289,086					2,229,702	232,450
Common Stock Warrants | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)										$ 1.15
Common Stock Purchase Warrants Issued In Connection With Issuance Of Series A Convertible Preferred Stock
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)	2.00						$ 2.00
Adjusted exercise price of warrants (in dollars per share)	$ 1.15						$ 1.15
Period of warrant							5 years
Shares that may be purchased under warrant agreement | shares							9,000
Common Stock Purchase Warrants Issued In Connection With Issuance Of Series A Convertible Preferred Stock | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)										2.00
Adjusted exercise price of warrants (in dollars per share)										$ 1.15
Period of warrant										5 years
Shares that may be purchased under warrant agreement | shares										9,000
Common Stock Purchase Warrants Issued in Connection With Issuance of Series B Convertible Preferred Stock
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)							$ 1.15
Period of warrant							5 years
Shares that may be purchased under warrant agreement | shares							2,065,891
Common Stock Purchase Warrants Issued in Connection With Issuance of Series B Convertible Preferred Stock | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)										$ 1.15
Period of warrant										5 years
Shares that may be purchased under warrant agreement | shares										2,065,891
Common Stock
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Issuance of shares (in shares) | shares				74,765						4,542,782	319,000
Share price (in dollars per share)											$ 4.00
IPO | Common Stock
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Issuance of shares (in shares) | shares			4,500,000
Share price (in dollars per share)			$ 1.50
Private Placement
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Proceeds from issuance of convertible preferred stock and warrants | $										$ 3,000,000
Private Placement | Convertible Preferred Stock Series A
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Share price (in dollars per share)							$ 1.50			$ 1.50
Private Placement | Convertible Preferred Stock Series A | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Share price (in dollars per share)								$ 1.50
Private Placement | Convertible Preferred Stock Series B
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Share price (in dollars per share)							1.15
Private Placement | Convertible Preferred Stock Series B | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Share price (in dollars per share)								1.15
Private Placement | Common Stock Warrants | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)										1.15
Private Placement | Common Stock Purchase Warrants Issued In Connection With Issuance Of Series A Convertible Preferred Stock
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)							2.00			2.00
Adjusted exercise price of warrants (in dollars per share)							$ 1.15			$ 1.15
Period of warrant							5 years			5 years
Shares that may be purchased under warrant agreement | shares							9,000			2,229,702
Private Placement | Common Stock Purchase Warrants Issued In Connection With Issuance Of Series A Convertible Preferred Stock | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)								2.00
Adjusted exercise price of warrants (in dollars per share)								$ 1.15
Period of warrant								5 years
Shares that may be purchased under warrant agreement | shares								9,000
Private Placement | Common Stock Purchase Warrants Issued in Connection With Issuance of Series B Convertible Preferred Stock
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)							$ 1.15
Period of warrant							5 years
Shares that may be purchased under warrant agreement | shares							2,065,891
Proceeds from issuance of convertible preferred stock and warrants | $							$ 2,200,000
Private Placement | Common Stock Purchase Warrants Issued in Connection With Issuance of Series B Convertible Preferred Stock | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)								$ 1.15
Period of warrant								5 years
Shares that may be purchased under warrant agreement | shares								2,065,891
Proceeds from issuance of convertible preferred stock and warrants | $								$ 2,200,000
Director | Common Stock Warrants
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)			$ 1.88
Period of warrant			5 years
Shares that may be purchased under warrant agreement | shares			2,250,000
Number of directors | director			2
Director | Private Placement | Convertible Preferred Stock Series B
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Conversion of debt, shares issued | shares	217,391
Director | Private Placement | Convertible Preferred Stock Series B | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Conversion of debt, shares issued | shares	217,391
Maximum | Common Stock Warrants
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)											5.00
Minimum | Common Stock Warrants
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Exercise price of warrants (in dollars per share)											$ 4.00
Line of credit | Director
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Amount outstanding | $							1,100,000			$ 1,100,000
Gross proceeds from financing transactions that would trigger the line of credit payable to a related party to become due | $										10,000,000
Line of credit | Director | Private Placement | Notes Payable to Directors and Affiliates
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Debt converted | $	$ 250,000
Number of directors | director	1
Line of credit | Director | Private Placement | Notes Payable to Directors and Affiliates | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Debt converted | $	$ 250,000
Number of directors | director	1
Financial Commitment Letter July 2014 | Director | Private Placement
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Number of directors | director				1
Financial Commitment Letter July 2014 | Director | Private Placement | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Number of directors | director				1
Financial Commitment Letter July 2014 | Director | Private Placement | Convertible Preferred Stock Series B
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Conversion of debt, shares issued | shares				217,391
Financial Commitment Letter July 2014 | Director | Private Placement | Convertible Preferred Stock Series B | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Conversion of debt, shares issued | shares				217,391
Financial Commitment Letter July 2014 | Director | Private Placement | Common Stock Warrants
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Warrants issued for debt conversion | shares				217,391
Exercise price of warrants (in dollars per share)				$ 1.15
Period of warrant				5 years
Financial Commitment Letter July 2014 | Director | Private Placement | Common Stock Warrants | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Warrants issued for debt conversion | shares				217,391
Exercise price of warrants (in dollars per share)				$ 1.15
Period of warrant				5 years
Financial Commitment Letter July 2014 | Line of credit | Director | Notes Payable to Directors and Affiliates
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Amount outstanding | $							450,000			350,000
Number of directors | director		2
Maximum borrowing capacity under financing agreement | $		$ 2,500,000
Interest rate (as a percentage)		10.00%		10.00%
Default interest rate (as a percentage)		18.00%
Amount outstanding, including accrued interest | $							472,000			359,466
Principal amount of debt, maturity date extended | $				$ 450,000
Total borrowings | $							$ 350,000
Financial Commitment Letter July 2014 | Line of credit | Director | Notes Payable to Directors and Affiliates | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Interest rate (as a percentage)				10.00%
Principal amount of debt, maturity date extended | $				$ 450,000
Total borrowings | $										$ 350,000
Financial Commitment Letter July 2014 | Line of credit | Director | Private Placement | Notes Payable to Directors and Affiliates
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Debt converted | $				250,000
Financial Commitment Letter July 2014 | Line of credit | Director | Private Placement | Notes Payable to Directors and Affiliates | Subsequent Event
Nature of Operations and Summary of Significant Accounting Policies (Textual)
Debt converted | $				$ 250,000